Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Corporate information [Abstract]
Basis of presentation and general information

Company Name	Country of Incorporation	Nature	Percentage of Ownership	Statement of income
				2020	2019	2018
Corporacion Navios S.A.	Uruguay	Port-Facility Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Energias Renovables del Sur S.A.	Uruguay	Land Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Nauticler S.A.	Uruguay	Sub-Holding Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Compania Naviera Horamar S.A.	Argentina	Vessel-Operating Management Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Compania de Transporte Fluvial International S.A.	Uruguay	Sub-Holding Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Ponte Rio S.A.	Uruguay	Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
HS Tankers Inc.	Panama	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
HS Navigation Inc.	Panama	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
HS Shipping Ltd. Inc.	Panama	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
HS South Inc.	Panama	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Petrovia Internacional S.A.	Uruguay	Land-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Mercopar S.A.	Paraguay	Operating/Barge-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Petrolera San Antonio S.A.	Paraguay	Port Facility-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Stability Oceanways S.A.	Panama	Barge and Pushboat-Owning Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Hidronave South American Logistics S.A.	Brazil	Pushboat-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Horamar do Brasil Navegação Ltda	Brazil	Non-Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Navarra Shipping Corporation	Marshall Is.	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Pelayo Shipping Corporation	Marshall Is.	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Navios Logistics Finance (U.S.) Inc.	Delaware	Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Varena Maritime Services S.A.	Panama	Barge and Pushboat-Owning Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Honey Bunkering S.A.	Panama	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Naviera Alto Parana S.A.	Paraguay	Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Edolmix S.A.	Uruguay	Port-Terminal Rights Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Cartisur S.A.	Uruguay	Non-Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
NP Trading S.A.	British Virgin Islands	Sub-Holding Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Ruswe International S.A.	Uruguay	Barge-Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Delta Naval Trade S.A.	Panama	Non-Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Terra Norte Group S.A.	Paraguay	Non-Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Corporacion Navios Granos S.A. (1)	Uruguay	Port-Facility Owning Company	100%	1/1-12/31	1/1-12/31	11/30-12/31
Docas Fluvial do Porto Murtinho S.A. (1)	Brazil	Land Owning Company	95%	1/1-12/31	1/1-12/31	11/12-12/31
Siriande S.A. (2)	Uruguay	Non-Operating Company	100%	1/1-12/31	9/16-12/31	—
Grimaud Ventures S.A. (3)	Marshall Islands	Financial Asset Holder Company	100%	1/21-12/31	—	—

(1) These companies were established during the year ended December 31, 2018.

(2) This company was established during the year ended December 31, 2019.

(3) This company was established during the year ended December 31, 2020.

Effect of changes in foreign exchange rates
Exchange rates	2020 closing	2020 average	2019 closing	2019 average	2018 closing	2018 average
Uruguay pesos	42.37	42.01	37.34	35.29	32.39	30.74
Argentina pesos	84.15	70.65	59.89	48.28	37.70	28.13
Paraguay guarani	6,941.65	6,784.26	6,463.95	6,247.28	5,960.94	5,740.50
Brazilian reais	5.20	5.16	4.03	3.94	3.87	3.65

Tangible assets useful lives
Dry port terminal	5 to 49 years
Oil storage, plant and port facilities for liquid cargoes	5 to 20 years
Other fixed assets	5 to 10 years

Intangible assets useful lives
Years
Trade name	10
Port terminal operating rights	47
Customer relationships	20